Cover Letter for Amendment #1 to Form SB-2
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September 6, 2006

Ms Sara D. Kalin
Branch Chief-Legal
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	Art Design, Inc. (the Company) Form SB-2 Registration Statement File Number: 333-136012

Dear Ms. Kalin;

This is in response to your August 21, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Form SB-2

General

1. Your comment has been noted. Please note that the registration statement and form of escrow agreement each provide that “ In the event the minimum is not sold within the 120-day offering period or any extension of an additional 90 days at our discretion, this offering will terminate and all funds will be returned promptly (emphasis added) to subscribers by the Escrow Agent without any deductions or payment of interest. This is to confirm that the Company understands “promptly,” as used in Rule 10b-9 to mean the next business day or as soon as possible after the termination of the offering.

2. The Company has made the required clarification to the form of escrow agreement.

3. The Company has made the required change.

Outside Facing Page

4. The Company has made the required change.

Cover Page

5. The Company has made the required clarification.

6. The Company has made the required changes.

7. The Company has made the required change.

Summary of Prospectus

8. The Company has made the required changes.

9. The Company has made the required changes.

10. The Company has made the required clarification.

11. The Company has made the required clarification.

Risk Factors, page 6

12. The Company has made the required clarification.

13. The Company has added the required additional risk factor.

Our limited operating history… page 6

14. The Company has made the additional disclosures.

15. The Company has added a risk factor to make the additional disclosure.

Our clients have no obligation to purchase from us, page 6

16. The Company has added a risk factor to make the additional disclosures and has made a disclosure in the Business section.

We may need to raise additional funds…page 7

17. The Company has made the additional disclosures.

Risk Associated With This Offering, page 5
You will incur immediate and substantial dilution…page 6

18. The Company has made the additional disclosures.
Use of Proceeds, page 10

18. The Company has provided additional narrative regarding the proceeds.

19. The Company has provided additional narrative regarding the proceeds.

        20. The Company has made the additional disclosures regarding the discretion of the board.

Plan of Distribution, page 12

21. The Company has provided additional clarification.

22. The Company has provided additional disclosure.

23. The escrow bank has the only signature power over the account. The escrow bank determines when the minimum funds are present during the escrow period, which satisfies the minimum offering requirements. There are no additional instructions other than the escrow agreement, which completely outlines the terms of the relationship with the escrow bank.

24. The Company has provided additional disclosure.

25. The Company has provided additional disclosure.

Background Information about Our Officers and Directors, page 14

26. The Company has provided additional disclosure.

Description of Our Business, page 17

27. The Company has provided additional disclosure.

Overview of Our Operations, page 17

28. The Company has made the appropriate revision.

29. The Company has made the appropriate revisions.

Results of Operations, page 20

30. The Company has made the appropriate revisions.

31. The Company has provided additional disclosure.

32. The Company has provided additional disclosure.
33. The Company has provided additional clarification.

Liquidity and Capital Resources, page 21

34. Your comment has been noted. The Company has provided additional clarification.

35. The Company has provided additional disclosure.

Plan of Operation, page 21

36. The Company has made the appropriate revisions.

Description of Property, page 22

37. The Company has provided the clarification.

Undertakings, page 27

38. The Company has made the appropriate revisions.

Signature, page 28

39. The Company has provided the revision.

PLEASE NOTE: THE FOLLOWING RESPONSES REGARDING THE FINANCIAL STATEMENTS HAVE BEEN PROVIDED BY THE COMPANY’S AUDITORS.

Financial Statements of Art Design, Inc.

40. The Company has revised the financial statements for all periods to accrued $500 per month for donated services. None of the donated services relate to cost of sales.

Note 1: Organization, Operations and Summary of Significant Accounting Policies, page F-7
41. Comment complied with. See revision to revenue recognition policy on page 7.

Products and services, geographic areas and major customers, page F-8

42. Company generally bundles artwork and design services into one package. An explanatory sentence has been added to the products and services, geographic areas and major customers policy paragraph on page 8, along with appropriate disclosure language required by SFAS 131, paragraph 37.

Note 2. Related Party Transactions, page F-10

43. Comment complied with. Related party amounts have been broken out on the statement of operations, and disclosure added to Footnote 2 on page 10. There were no transactions between Art Design, Inc. and BY Design Group.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

By:	/s/ David Wagner
David Wagner